PROPERTY AND EQUIPMENT (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
PROPERTY AND EQUIPMENT
Property and equipment, gross	$ 4,778,484		$ 4,594,477	$ 6,290,888
Less: accumulated depreciation	(1,783,715)		(2,190,075)	(2,934,293)
Total property and equipment, net	2,994,769		2,404,402	3,356,595
Depreciation expense	166,814	$ 83,404	424,359	827,568
Disposals of Property, Plant and Equipment,	690,624
Accumulated Depreciation on Disposal of Property, Plant and Equipment	573,174
Gain (Loss) on Disposition of Property Plant Equipment	(117,449)
Manufacturing equipment
PROPERTY AND EQUIPMENT
Property and equipment, gross	2,698,127		2,516,859	4,420,281
Computers and software
PROPERTY AND EQUIPMENT
Property and equipment, gross	1,329,357		1,608,075	1,547,549
Furniture
PROPERTY AND EQUIPMENT
Property and equipment, gross			27,587	27,587
Leasehold Improvements
PROPERTY AND EQUIPMENT
Property and equipment, gross	$ 751,000		$ 441,956	$ 295,471